NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes payable in default, including related parties	$ 308,000	$ 329,000	$ 776,000
GHS
Notes payable in default, including related parties		0	0
Dr. Imhoff
Notes payable in default, including related parties		0	199,000
Aquarius
Notes payable in default, including related parties		0	108,000
Mr. James
Notes payable in default, including related parties		0	2,000
Dr. Cartwright
Notes payable in default, including related parties	0	1,000	2,000
Ms. Rosenstock
Notes payable in default, including related parties		0	50,000
Mr. Fowler
Notes payable in default, including related parties	0	26,000	26,000
Mr. Mermelstein
Notes payable in default, including related parties	308,000	285,000	244,000
GPB
Notes payable in default, including related parties	$ 0	17,000	17,000
Mr. Blumberg
Notes payable in default, including related parties		0	70,000
Accilent
Notes payable in default, including related parties		$ 0	$ 58,000